CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)	12 Months Ended
	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
Revenues	¥ 3,168,597,334	$ 459,403,430	¥ 3,704,537,419	¥ 2,444,328,764
Cost of revenues	(2,498,916,443)	(362,308,827)	(2,891,758,188)	(1,885,180,256)
Gross profit	669,680,891	97,094,603	812,779,231	559,148,508
Operating expenses:
Selling and marketing expenses	(440,408,982)	(63,853,300)	(332,007,462)	(200,761,383)
Research and development expenses	(176,478,130)	(25,586,924)	(135,218,399)	(105,335,357)
General and administrative expenses	(158,460,764)	(22,974,651)	(141,798,910)	(104,858,814)
Total operating expenses	(775,347,876)	(112,414,875)	(609,024,771)	(410,955,554)
Government grants	16,385,038	2,375,607	48,726,818	22,441,492
Operating income (loss)	(89,281,947)	(12,944,665)	252,481,278	170,634,446
Interest expenses	(5,715,878)	(828,724)	(6,167,805)	(7,380,833)
Interest income	12,860,216	1,864,556	5,375,969	8,787,309
Investment income	10,917,736	1,582,923	21,167,575	17,697,800
Income (loss) before income taxes	(71,219,873)	(10,325,910)	272,857,017	189,738,722
Income tax benefit (expense)	21,756,944	3,154,460	(47,036,608)	(21,086,256)
Net income (loss)	(49,462,929)	(7,171,450)	225,820,409	168,652,466
Other comprehensive income (loss)
Foreign currency translation adjustment, net of nil income taxes	37,342,724	5,414,186	(9,657,187)	(30,137,470)
Unrealized gain on available for sale securities, net income taxes of RMB4,254,339 and RMB5,809,288 and RMB1,139,083 for the year 2020, 2021 and 2022, respectively	6,460,896	936,741	17,427,865	12,763,017
Less: reclassification adjustment for gain on available for sale securities realized in net income, net income taxes of RMB4,424,450 RMB5,291,894 and RMB1,652,856 for the year 2020, 2021 and 2022, respectively	(9,219,276)	(1,336,669)	(15,875,681)	(13,273,350)
Comprehensive income (loss)	¥ (14,878,585)	$ (2,157,192)	¥ 217,715,406	¥ 138,004,663
Net income (loss) per ordinary share
-Basic | (per share)	¥ (0.32)	$ (0.05)	¥ 1.47	¥ 1.12
-Diluted | (per share)	¥ (0.32)	$ (0.05)	¥ 1.41	¥ 1.07
Weighted average number of ordinary shares and ordinary shares equivalents outstanding used in computing net income (loss) per ordinary share
-Basic	155,176,922	155,176,922	153,672,358	150,897,412
-Diluted	155,176,922	155,176,922	160,460,976	157,835,868